Summary Prospectus and
Prospectus Supplement

June 19, 2019

Morgan Stanley Institutional Fund, Inc.

Supplement dated June 19, 2019 to the Morgan Stanley Institutional Fund, Inc. Summary Prospectus and Prospectus dated April 30, 2019

Emerging Markets Leaders Portfolio (the "Fund")

Effective December 31, 2019, Ashutosh Sinha will no longer serve as a portfolio manager to the Fund. Accordingly, effective December 31, 2019, all references to Mr. Sinha are hereby removed from the Fund's Summary Prospectus and Prospectus.

Please retain this supplement for future reference.

  IFIEMLPMSUMPROSPT 6/19